PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.1%
Common Stocks
Aerospace & Defense 2.3%
General Dynamics Corp.	9,720	$1,426,313
Huntington Ingalls Industries, Inc.	18,300	3,178,893
Lockheed Martin Corp.	12,633	4,787,528
Northrop Grumman Corp.	8,504	2,763,885
Raytheon Technologies Corp.	40,650	2,304,042
		14,460,661
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc.	11,800	997,218
Auto Components 0.1%
Adient PLC*	18,600	309,504
Automobiles 0.6%
General Motors Co.	146,300	3,641,407
Banks 2.6%
Bank of America Corp.	100,216	2,493,374
CIT Group, Inc.	20,900	396,473
Citigroup, Inc.	106,478	5,324,965
JPMorgan Chase & Co.	12,281	1,186,836
PacWest Bancorp	33,800	617,695
PNC Financial Services Group, Inc. (The)	7,300	778,691
Popular, Inc. (Puerto Rico)	21,500	797,865
Signature Bank	2,000	205,060
Synovus Financial Corp.(a)	22,600	455,390
Wells Fargo & Co.	171,400	4,158,164
		16,414,513
Beverages 1.8%
Coca-Cola Co. (The)	86,937	4,106,904
Keurig Dr. Pepper, Inc.(a)	98,438	3,011,218
Monster Beverage Corp.*	24,300	1,907,064
PepsiCo, Inc.	14,100	1,941,006
		10,966,192
Biotechnology 2.9%
AbbVie, Inc.	72,051	6,838,360
Alexion Pharmaceuticals, Inc.*	2,384	244,336
Amgen, Inc.	4,400	1,076,548

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Biogen, Inc.*	6,566	$1,803,615
Gilead Sciences, Inc.	46,672	3,245,104
Vertex Pharmaceuticals, Inc.*	18,291	4,975,152
		18,183,115
Building Products 1.2%
American Woodmark Corp.*	3,000	241,860
Carrier Global Corp.(a)	74,850	2,038,914
Masco Corp.	61,500	3,515,340
UFP Industries, Inc.(a)	27,833	1,620,437
		7,416,551
Capital Markets 3.2%
Affiliated Managers Group, Inc.	34,069	2,343,607
Ameriprise Financial, Inc.	24,459	3,757,636
Bank of New York Mellon Corp. (The)	95,200	3,412,920
Evercore, Inc. (Class A Stock)	10,100	558,530
Federated Hermes, Inc.	9,800	258,328
Goldman Sachs Group, Inc. (The)	21,877	4,330,771
S&P Global, Inc.	12,200	4,273,050
Stifel Financial Corp.	19,000	921,120
		19,855,962
Chemicals 1.7%
Avient Corp.	11,000	262,900
Corteva, Inc.	127,700	3,647,112
Huntsman Corp.	10,063	186,166
Koppers Holdings, Inc.*	10,700	269,319
Linde PLC (United Kingdom)	1,800	441,198
LyondellBasell Industries NV (Class A Stock)(a)	33,900	2,119,428
PPG Industries, Inc.	4,400	473,660
Sherwin-Williams Co. (The)	5,257	3,406,115
		10,805,898
Commercial Services & Supplies 0.1%
Deluxe Corp.	12,300	347,229
Communications Equipment 1.2%
Cisco Systems, Inc.	160,682	7,568,122

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering 0.2%
EMCOR Group, Inc.	12,577	$861,525
Quanta Services, Inc.	9,200	367,724
		1,229,249
Consumer Finance 0.1%
OneMain Holdings, Inc.	14,412	413,624
Distributors 0.1%
LKQ Corp.*	31,592	890,578
Diversified Consumer Services 0.1%
frontdoor, Inc.*	18,360	771,028
Diversified Financial Services 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	17,574	3,440,638
Equitable Holdings, Inc.	22,800	466,488
		3,907,126
Diversified Telecommunication Services 2.4%
AT&T, Inc.	251,135	7,428,573
Verizon Communications, Inc.	130,850	7,521,258
		14,949,831
Electric Utilities 1.5%
Exelon Corp.	102,745	3,966,984
NRG Energy, Inc.	94,908	3,208,840
PPL Corp.	36,700	976,954
Southern Co. (The)	17,220	940,384
		9,093,162
Electrical Equipment 0.3%
Acuity Brands, Inc.	11,800	1,169,380
Atkore International Group, Inc.*	31,721	845,999
		2,015,379
Energy Equipment & Services 0.2%
Matrix Service Co.*	9,500	83,173
TechnipFMC PLC (United Kingdom)	149,600	1,201,288
		1,284,461

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment 1.6%
Activision Blizzard, Inc.	57,400	$4,742,962
Electronic Arts, Inc.*	34,800	4,928,376
Spotify Technology SA*	1,900	489,858
		10,161,196
Equity Real Estate Investment Trusts (REITs) 2.0%
American Tower Corp.	3,900	1,019,421
Apple Hospitality REIT, Inc.	84,101	741,771
Brixmor Property Group, Inc.	29,300	337,243
Colony Capital, Inc.	5,714	10,971
CoreCivic, Inc.	63,473	565,544
Crown Castle International Corp.	12,600	2,100,420
Equinix, Inc.	1,100	864,028
Gaming & Leisure Properties, Inc.	46,664	1,689,703
GEO Group, Inc. (The)(a)	73,552	781,858
Prologis, Inc.	27,900	2,941,218
Regency Centers Corp.	10,300	422,609
Service Properties Trust(a)	46,800	313,560
WP Carey, Inc.	5,100	363,987
		12,152,333
Food & Staples Retailing 2.2%
Kroger Co. (The)	110,500	3,844,295
Walgreens Boots Alliance, Inc.(a)	82,901	3,374,900
Walmart, Inc.	50,893	6,585,554
		13,804,749
Food Products 0.7%
Conagra Brands, Inc.	49,300	1,846,285
Pilgrim’s Pride Corp.*(a)	58,141	892,465
Tyson Foods, Inc. (Class A Stock)	29,387	1,805,831
		4,544,581
Gas Utilities 0.4%
UGI Corp.	73,852	2,462,226
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	70,100	7,054,864
Baxter International, Inc.	30,041	2,594,942
Becton, Dickinson & Co.	9,400	2,644,596
Edwards Lifesciences Corp.*	57,000	4,469,370

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Medtronic PLC	12,465	$1,202,623
ResMed, Inc.(a)	2,600	526,526
STERIS PLC	5,900	941,817
West Pharmaceutical Services, Inc.	7,000	1,882,090
		21,316,828
Health Care Providers & Services 3.2%
Anthem, Inc.	16,966	4,645,291
Cigna Corp.	27,187	4,694,923
CVS Health Corp.(a)	51,040	3,212,457
Humana, Inc.	7,800	3,061,110
McKesson Corp.	4,000	600,640
UnitedHealth Group, Inc.	11,400	3,451,692
Universal Health Services, Inc. (Class B Stock)	3,400	373,660
		20,039,773
Hotels, Restaurants & Leisure 0.8%
McDonald’s Corp.	23,500	4,565,580
RCI Hospitality Holdings, Inc.	9,600	115,968
		4,681,548
Household Durables 0.1%
D.R. Horton, Inc.	13,000	860,080
Household Products 2.2%
Kimberly-Clark Corp.	17,300	2,630,292
Procter & Gamble Co. (The)	82,386	10,802,452
		13,432,744
Independent Power & Renewable Electricity Producers 0.6%
AES Corp. (The)	152,200	2,318,006
Vistra Corp.	72,200	1,347,252
		3,665,258
Industrial Conglomerates 0.9%
3M Co.	31,900	4,799,993
Honeywell International, Inc.	3,600	537,732
		5,337,725

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance 1.7%
Aflac, Inc.	44,800	$1,593,536
Allstate Corp. (The)	26,799	2,529,558
Lincoln National Corp.	47,200	1,759,144
MetLife, Inc.	95,540	3,616,189
Old Republic International Corp.	5,800	93,206
Principal Financial Group, Inc.(a)	13,600	577,048
Unum Group	6,731	115,975
		10,284,656
Interactive Media & Services 5.4%
Alphabet, Inc. (Class A Stock)*	4,894	7,282,027
Alphabet, Inc. (Class C Stock)*	5,668	8,405,417
Facebook, Inc. (Class A Stock)*	71,280	18,081,598
		33,769,042
Internet & Direct Marketing Retail 6.0%
Amazon.com, Inc.*	7,632	24,152,838
Booking Holdings, Inc.*	2,734	4,544,263
eBay, Inc.	86,100	4,759,608
PetMed Express, Inc.	6,800	212,160
Stamps.com, Inc.*	13,400	3,487,752
		37,156,621
IT Services 4.9%
Accenture PLC (Class A Stock)	31,359	7,048,876
Amdocs Ltd.	21,000	1,304,100
Automatic Data Processing, Inc.	5,000	664,550
CACI International, Inc. (Class A Stock)*	8,400	1,745,688
Cognizant Technology Solutions Corp. (Class A Stock)	64,700	4,420,304
DXC Technology Co.	62,700	1,122,957
International Business Machines Corp.	23,430	2,880,484
KBR, Inc.	12,000	266,880
Leidos Holdings, Inc.	36,275	3,451,929
PayPal Holdings, Inc.*	13,000	2,548,910
Perspecta, Inc.	16,800	359,520
Visa, Inc. (Class A Stock)	23,825	4,536,280
		30,350,478

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Leisure Products 0.4%
Brunswick Corp.	19,700	$1,319,506
Smith & Wesson Brands, Inc.*	55,500	1,325,895
		2,645,401
Life Sciences Tools & Services 0.5%
Bio-Techne Corp.	4,300	1,183,188
IQVIA Holdings, Inc.*	11,133	1,763,356
Thermo Fisher Scientific, Inc.	214	88,585
		3,035,129
Machinery 0.8%
Allison Transmission Holdings, Inc.	18,000	672,480
Altra Industrial Motion Corp.	11,400	390,222
Gates Industrial Corp. PLC*	42,400	446,896
Oshkosh Corp.(a)	31,451	2,475,823
Pentair PLC(a)	17,800	762,730
		4,748,151
Media 0.5%
Discovery, Inc. (Class A Stock)*(a)	22,700	478,970
Discovery, Inc. (Class C Stock)*	58,128	1,101,526
ViacomCBS, Inc. (Class B Stock)(a)	69,265	1,805,738
		3,386,234
Metals & Mining 0.3%
Steel Dynamics, Inc.	58,500	1,603,485
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Annaly Capital Management, Inc.	411,000	3,045,510
Starwood Property Trust, Inc.(a)	105,400	1,575,730
		4,621,240
Multiline Retail 0.7%
Dollar General Corp.	21,600	4,112,640
Multi-Utilities 1.2%
MDU Resources Group, Inc.	23,100	484,638

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
Public Service Enterprise Group, Inc.	56,100	$3,138,234
Sempra Energy	29,100	3,621,786
		7,244,658
Oil, Gas & Consumable Fuels 1.6%
Chevron Corp.	4,700	394,518
Diamondback Energy, Inc.	3,400	135,524
Exxon Mobil Corp.	30,700	1,291,856
HollyFrontier Corp.	12,258	337,095
Kinder Morgan, Inc.	210,703	2,970,912
ONEOK, Inc.	13,000	362,830
Phillips 66	39,072	2,423,245
Pioneer Natural Resources Co.	20,900	2,025,628
World Fuel Services Corp.	2,067	48,637
		9,990,245
Paper & Forest Products 0.0%
Boise Cascade Co.	4,500	209,655
Pharmaceuticals 4.8%
Bristol-Myers Squibb Co.	105,000	6,159,300
Eli Lilly & Co.	36,700	5,515,643
Johnson & Johnson	72,958	10,634,358
Merck & Co., Inc.	81,127	6,509,631
Pfizer, Inc.	32,600	1,254,448
		30,073,380
Professional Services 0.1%
Barrett Business Services, Inc.	3,100	163,308
Heidrick & Struggles International, Inc.	6,936	140,315
		303,623
Road & Rail 1.5%
CSX Corp.	52,841	3,769,677
Union Pacific Corp.	32,700	5,668,545
		9,438,222
Semiconductors & Semiconductor Equipment 5.2%
Applied Materials, Inc.	24,300	1,563,219
FormFactor, Inc.*	13,800	397,992

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Intel Corp.	157,841	$7,533,751
Micron Technology, Inc.*	83,700	4,189,603
NVIDIA Corp.	22,900	9,723,111
QUALCOMM, Inc.	61,400	6,484,454
Semtech Corp.*	16,000	891,680
Skyworks Solutions, Inc.	10,600	1,543,148
		32,326,958
Software 9.6%
Adobe, Inc.*	14,383	6,390,655
Cadence Design Systems, Inc.*	4,800	524,400
Intuit, Inc.	16,002	4,902,533
Microsoft Corp.	187,584	38,456,596
NortonLifeLock, Inc.	96,900	2,078,505
Oracle Corp.	106,579	5,909,805
Synopsys, Inc.*	6,100	1,215,242
		59,477,736
Specialty Retail 2.8%
Asbury Automotive Group, Inc.*(a)	8,304	831,646
Best Buy Co., Inc.	2,100	209,139
Home Depot, Inc. (The)	35,800	9,504,542
Lowe’s Cos., Inc.	43,800	6,522,258
Murphy USA, Inc.*	3,000	397,230
		17,464,815
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	98,445	41,843,063
Xerox Holdings Corp.	2,256	37,562
		41,880,625
Tobacco 0.8%
Altria Group, Inc.	115,041	4,733,937
Trading Companies & Distributors 0.3%
BMC Stock Holdings, Inc.*	43,993	1,126,221

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
GMS, Inc.*	25,200	$590,436
Univar Solutions, Inc.*	5,200	91,884
		1,808,541

Total Long-Term Investments (cost $484,686,789)		608,645,323

Short-Term Investments 5.4%
Affiliated Mutual Funds 5.1%
PGIM Core Ultra Short Bond Fund(w)	9,499,633	9,499,633
PGIM Institutional Money Market Fund (cost $21,791,861; includes $21,777,484 of cash collateral for securities on loan)(b)(w)	21,802,921	21,800,740
Total Affiliated Mutual Funds (cost $31,291,494)		31,300,373

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) 0.3%
U.S. Treasury Bills	0.070%	02/25/21	400	399,764
U.S. Treasury Bills	0.123	09/17/20	1,500	1,499,834

Total U.S. Treasury Obligations (cost $1,899,597)					1,899,598

Total Short-Term Investments (cost $33,191,091)					33,199,971

TOTAL INVESTMENTS 103.5% (cost $517,877,880)				641,845,294
Liabilities in excess of other assets(z) (3.5)%					(21,515,500)

Net Assets 100.0%					$620,329,794

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,181,056; cash collateral of $21,777,484 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
67	S&P 500 E-Mini Index	Sep. 2020	$10,932,725	$380,832
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).